INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current
Deferred	(1,503,000)	5,063,000
Change in valuation allowance	1,503,000	(5,063,000)
Total